Cost of revenue (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Cost of revenue
Amortization expenses	$ 6,651,329	$ 6,309,065	$ 6,324,124	$ 3,968,113
Resource usage fees	1,407,768	1,493,073	1,573,653	0
Depreciation expenses of server hardware	3,689,815	2,663,616	900,608	393,242
Virtual simulation fee	1,279,050	820,806
Website maintenance fee	1,565,281	344,555	356,523	227,199
Raw material consumption fees	39,425	86,117	156,790	59,132
Others	79,743	80,638	146,861	67,733
Total	$ 14,712,411	$ 11,797,870	$ 9,458,559	$ 4,715,419